Going Concern (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014 At-the-market offering	Oct. 04, 2013 At-the-market offering	Oct. 04, 2013 Universal Self Registration Statement
Loans with breached covenants	$ 82,650
Reclassification Of Long Term Debt	896,563
Working capital deficit	1,004,262
Purchase obligations funded by short term capital commitments		627,140
Sale Of Subsidiarys Common Stock			22,209,844	6,892,233
Proceeds From Sale Of Subsidiarys Common Stock			90,016	23,655
Value of Common Share For Sale Under Universal Shelf Registration Payment					$ 200,000